Long-Term Investments - Available-for-Sale Securities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule of Equity Method Investments [Line Items]
Available-for-sale securities, Cost	$ 55	$ 1,683
Available-for-sale securities, Fair value	39	374
Available-for-sale securities, Unrealized gains	0	0
Available-for-sale securities, Unrealized losses	(16)	(1,309)
Equity Securities [Member]
Schedule of Equity Method Investments [Line Items]
Available-for-sale securities, Cost	55	1,683
Available-for-sale securities, Fair value	39	374
Available-for-sale securities, Unrealized gains	0	0
Available-for-sale securities, Unrealized losses	$ (16)	$ (1,309)